Leases - Schedule of Lease Terms and Discount Rates (Details)	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Weighted-average remaining lease term - operating leases	5 years 4 months 24 days	5 years 9 months 18 days
Weighted-average discount rate - operating leases	5.90%	5.40%
Weighted-average remaining lease term - finance leases	5 years	5 years 1 month 6 days
Weighted-average discount rate - finance leases	4.80%	3.40%